32. Non current assets held for sale and discontinued operations (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non Current Assets Held For Sale And Discontinued Operations Details Narrative Abstract
Assets held for sale	R$ 24,443	R$ 22,775	R$ 20,153
Non current liabilities held for sale	19,412	17,824	15,632
Net income (loss) from discontinued operations	R$ (74)	R$ 356	R$ (1,036)